Related Party Transactions (Tables)	6 Months Ended
Mar. 31, 2026
Related Party Transactions [Abstract]
Schedule of Nature of Relationships with Related Parties	Nature of relationships with related parties:
Name	Relationship with the Company
Taizhou Huadi Industrial Ltd. (“Taizhou Huadi”)	An entity 30% owned by Jueqin Wang, principal shareholder of the Company
Huashang Micro Finance Co. (“Huashang”)	An entity 19% owned by the Company
Taizhou Huadi Material Technology Co. (Huadi Material)	An entity 100% owned by Jueguang Wang, Immediate family member of Jueqin Wang
Jueqin Wang	Principal shareholder of the Company

Net outstanding balances with related parties consisted of the following as of March 31, 2026 and September 30, 2025:

Accounts	Name of related parties	March 31, 2026	September 30, 2025
Accounts payable	Taizhou Huadi Material Technology Co.	-	(462)
Advance from customer	Huashang Micro Finance Co.	(20,655)	(7,131)
Due to related parties – noncurrent portion	Jueqin Wang	-	(255,344)